CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Millions		Total	Citigroup stockholders' equity	Preferred stock at aggregate liquidation value	Citigroup common stockholders' equity	Common stock and additional paid-in capital	Retained earnings	Treasury stock, at cost		Citigroup's accumulated other comprehensive income (loss)	Noncontrolling interests
Balance, beginning of year at Dec. 31, 2012				$ 2,562		$ 106,421	$ 97,809	$ (847)		$ (16,896)	$ 1,948
Balance, beginning of year (in shares) at Dec. 31, 2012				102,000		3,043,153,000		14,269,000
Increase (Decrease) in Stockholders' Equity
Issuance of new preferred stock				$ 4,270
Issuance of new preferred stock (in shares)				171,000
Redemption of preferred stock				$ (94)
Redemption of preferred stock (in shares)				(3,000)
Employee benefit plans						$ 878		$ 26	[1]
Employee benefit plans (in shares)						18,930,000		(1,629,000)	[1]
Preferred stock issuance expense						$ (78)
Adjustment to opening balance, net of taxes at Dec. 31, 2012	[2]						(332)
Adjusted balance, beginning of year at Dec. 31, 2012							97,477
Increase (Decrease) in Stockholders' Equity
Initial origination of a noncontrolling interest											6
Transactions between noncontrolling-interest shareholders and the related consolidated subsidiary											(2)
Transactions between Citigroup and the noncontrolling-interest shareholders											(118)
Net income attributable to noncontrolling-interest shareholders		$ 13,886					13,659				227
Common dividends	[3]						(120)
Preferred dividends		(194)					(194)
Tax benefit		0					0
Treasury stock acquired	[4]							$ (837)
Treasure stock acquired (in shares)	[4]							(16,958,000)
Dividends paid to noncontrolling-interest shareholders											(63)
Other comprehensive income (loss)										(2,237)	(17)
Other						$ 3	(1)				(187)
Other (in shares)						16,000
Net change in noncontrolling interests											(154)
Balance, end of year at Dec. 31, 2013		205,786	$ 203,992	$ 6,738	$ 197,254	$ 107,224	110,821	$ (1,658)		(19,133)	1,794
Balance, end of year (in shares) at Dec. 31, 2013				270,000	3,029,243,000	3,062,099,000		32,856,000
Increase (Decrease) in Stockholders' Equity
Issuance of new preferred stock				$ 3,730
Issuance of new preferred stock (in shares)				149,000
Redemption of preferred stock				$ 0
Redemption of preferred stock (in shares)				0
Employee benefit plans						$ 798		$ (39)	[1]
Employee benefit plans (in shares)						19,928,000		(483,000)	[1]
Preferred stock issuance expense						$ (31)
Adjustment to opening balance, net of taxes at Dec. 31, 2013	[2]						0
Adjusted balance, beginning of year at Dec. 31, 2013							110,821
Increase (Decrease) in Stockholders' Equity
Initial origination of a noncontrolling interest											0
Transactions between noncontrolling-interest shareholders and the related consolidated subsidiary											0
Transactions between Citigroup and the noncontrolling-interest shareholders											(96)
Net income attributable to noncontrolling-interest shareholders		7,502					7,310				192
Common dividends	[3]						(122)
Preferred dividends		(511)					(511)
Tax benefit		353					353
Treasury stock acquired	[4]							$ (1,232)
Treasure stock acquired (in shares)	[4]							(24,780,000)
Dividends paid to noncontrolling-interest shareholders											(91)
Other comprehensive income (loss)										(4,083)	(106)
Other						$ 19	1				(182)
Other (in shares)						11,000
Net change in noncontrolling interests											(283)
Balance, end of year at Dec. 31, 2014		211,696	210,185	$ 10,468	$ 199,717	$ 108,010	117,852	$ (2,929)		(23,216)	1,511
Balance, end of year (in shares) at Dec. 31, 2014				419,000	3,023,919,000	3,082,038,000		58,119,000
Increase (Decrease) in Stockholders' Equity
Issuance of new preferred stock				$ 6,250
Issuance of new preferred stock (in shares)				250,000
Redemption of preferred stock				$ 0
Redemption of preferred stock (in shares)				0
Employee benefit plans						$ 357		$ 704	[1]
Employee benefit plans (in shares)						17,438,000		13,318,000	[1]
Preferred stock issuance expense						$ (23)
Adjustment to opening balance, net of taxes at Dec. 31, 2014	[2]						0
Adjusted balance, beginning of year at Dec. 31, 2014							117,852
Increase (Decrease) in Stockholders' Equity
Initial origination of a noncontrolling interest											0
Transactions between noncontrolling-interest shareholders and the related consolidated subsidiary											0
Transactions between Citigroup and the noncontrolling-interest shareholders											(164)
Net income attributable to noncontrolling-interest shareholders		17,332					17,242				90
Common dividends	[3]						(484)
Preferred dividends		(769)					(769)
Tax benefit		0					0
Treasury stock acquired	[4]							$ (5,452)
Treasure stock acquired (in shares)	[4]							(101,402,000)
Dividends paid to noncontrolling-interest shareholders											(78)
Other comprehensive income (loss)										(6,128)	(83)
Other						$ (25)	0				(41)
Other (in shares)						6,000
Net change in noncontrolling interests											(276)
Balance, end of year at Dec. 31, 2015		$ 223,092	$ 221,857	$ 16,718	$ 205,139	$ 108,319	$ 133,841	$ (7,677)		$ (29,344)	$ 1,235
Balance, end of year (in shares) at Dec. 31, 2015				669,000	2,953,279,000	3,099,482,000		146,203,000

[1]	Includes treasury stock related to (i) certain activity on employee stock option program exercises where the employee delivers existing shares to cover the option exercise, or (ii) under Citi’s employee restricted or deferred stock programs where shares are withheld to satisfy tax requirements.
[2]	Citi adopted ASU 2014-01 Investments-Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Affordable Housing, in the first quarter of 2015 on a retrospective basis. This adjustment to opening Retained earnings represents the impact to periods prior to January 1, 2013 and is shown as an adjustment to the opening balance since 2013 is the earliest period presented in this statement. See Note 1 to the Consolidated Financial Statements for additional information.
[3]	Common dividends declared were $0.01 per share in the first quarter and $0.05 both in the second, third and fourth quarters of 2015 and $0.01 per share in each quarter of 2014.
[4]	For the twelve months ended December 31, 2015, 2014 and 2013, primarily consists of open market purchases under Citi’s Board of Directors-approved common stock repurchase program.